Intangible Assets - Schedule of Intangible Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill	R 333	R 520
Technology-based assets	32	16
Intangible assets and goodwill	R 365	R 536
Computer software
Disclosure of detailed information about intangible assets [line items]
Amortisation rate (as a percent)	20.00%